Vanguard® Target Retirement 2025 Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.2%)
U.S. Stock Fund (34.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	119,444,045	14,038,259
International Stock Fund (22.8%)
	Vanguard Total International Stock Index Fund Investor Shares	456,596,600	9,337,400
U.S. Bond Funds (29.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,042,157,566	11,515,841
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	22,569,143	580,253
			12,096,094
International Bond Funds (12.5%)
	Vanguard Total International Bond Index Fund Investor Shares	446,102,256	4,920,508
[1]	Vanguard Total International Bond II Index Fund Investor Shares	20,086,457	199,860
			5,120,368
Total Investment Companies (Cost $25,965,611)			40,592,121
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 0.090% (Cost $340,730)	3,407,652	340,731
Total Investments (100.0%) (Cost $26,306,341)			40,932,852
Other Assets and Liabilities—Net (0.0%)			(2,300)
Net Assets (100%)			40,930,552
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2022	1,888	246,325	1,336
E-mini S&P 500 Index	March 2022	507	120,628	2,473
				3,809

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	507,273	NA1	NA1	(3)	(20)	66	7	340,731
Vanguard Short-Term Inflation-Protected Securities Index Fund	557,410	27,152	—	—	(4,309)	10,505	—	580,253
Vanguard Total Bond Market II Index Fund	11,690,158	64,859	166,321	(4,301)	(68,554)	50,245	14,619	11,515,841
Vanguard Total International Bond Index Fund	4,956,289	146,810	25,000	(935)	(156,656)	114,833	31,977	4,920,508
Vanguard Total International Bond II Index Fund	170,447	30,767	—	—	(1,354)	767	—	199,860
Vanguard Total International Stock Index Fund	9,440,163	136,896	299,219	27,937	31,623	136,899	—	9,337,400
Vanguard Total Stock Market Index Fund	13,918,557	46,588	1,117,547	808,563	382,098	46,588	—	14,038,259
Total	41,240,297	453,072	1,608,087	831,261	182,828	359,903	46,603	40,932,852
1	Not applicable—purchases and sales are for temporary cash investment purposes.